Private Placement Warrants (Details) - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)			12 Months Ended
	Oct. 08, 2021	Oct. 08, 2021	Dec. 31, 2023
Private Placement Warrants [Line Items]
Generating gross proceeds (in Dollars)			$ 8,450,000
Class A Common Stock [Member]
Private Placement Warrants [Line Items]
Common stock price per share (in Dollars per share)	$ 11.5
Private Placement [Member]
Private Placement Warrants [Line Items]
Shares issued, price per share (in Dollars per share)	$ 10	$ 10
Generating gross proceeds (in Dollars)		$ 8,850,000
Private Placement [Member] | Cantor Fitzgerald and Co [Member]
Private Placement Warrants [Line Items]
Purchased shares		155,000
Private Placement [Member] | Cohen and Company Capital Markets [Member]
Private Placement Warrants [Line Items]
Purchased shares		30,004
Private Placement [Member] | Sponsor and Cohen and Company Capital Markets [Member]
Private Placement Warrants [Line Items]
Generating gross proceeds (in Dollars)			$ 400,000
Purchased shares		699,996